Schedule of Investments (unaudited) April 30, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.9%

Equity Real Estate Investment Trusts (REITs) — 75.4%
Acadia Realty Trust	95,763	$1,186,504
Activia Properties, Inc.	779	2,272,564
Advance Residence Investment Corp.	1,454	4,461,247
Aedifica SA	27,766	2,691,029
AEON REIT Investment Corp.	1,771	1,761,349
Agree Realty Corp.(a)	46,426	3,022,797
Alexander’s, Inc.	2,373	748,112
Alexandria Real Estate Equities, Inc.	136,576	21,454,724
Allied Properties Real Estate Investment Trust	138,711	4,440,506
alstria office REIT-AG	189,843	2,845,687
American Assets Trust, Inc.	53,161	1,505,520
American Campus Communities, Inc.	153,831	5,428,696
American Finance Trust, Inc.	115,130	887,652
American Homes 4 Rent, Class A	289,314	6,984,040
Americold Realty Trust(a)	215,570	6,594,286
Apartment Investment & Management Co., Class A	166,265	6,263,203
Apple Hospitality REIT, Inc.(b)	236,310	2,287,481
Aritis REIT(a)	135,107	848,332
Armada Hoffler Properties, Inc.	65,923	633,520
Ascencio	5,983	291,020
Ascendas Real Estate Investment Trust	3,308,486	6,918,972
Assura PLC	2,624,394	2,517,192
AvalonBay Communities, Inc.	156,847	25,558,219
Befimmo SA	24,491	1,093,217
Big Yellow Group PLC	172,781	2,325,715
BMO Real Estate Investments Ltd.	272,150	177,478
Boardwalk REIT	41,200	787,031
Boston Properties, Inc.(a)	174,157	16,924,577
Brandywine Realty Trust	196,083	2,188,286
British Land Co. PLC(b)	1,048,981	5,351,109
Brixmor Property Group, Inc.	334,007	3,824,380
Brookfield Property REIT, Inc., Class A	77,599	760,082
BWP Trust	555,236	1,268,865
Camden Property Trust	105,082	9,254,572
Canadian Apartment Properties REIT	190,053	6,540,133
CapitaLand Commercial Trust	3,074,818	3,494,056
CapitaLand Mall Trust	2,704,500	3,598,340
CDL Hospitality Trusts(a)(c)	925,400	636,198
Champion REIT(a)	2,120,000	1,256,811
Charter Hall Long Wale REIT	499,184	1,447,047
Charter Hall Retail REIT	400,024	823,155
Chartwell Retirement Residences	246,637	1,584,062
Chatham Lodging Trust(b)	56,019	420,703
Choice Properties Real Estate Investment Trust	288,011	2,611,228
Civitas Social Housing PLC	684,174	840,615
Cofinimmo SA	29,144	4,051,654
Colony Capital, Inc.	537,771	1,242,251
Columbia Property Trust, Inc.	129,143	1,845,453
Comforia Residential REIT, Inc.	687	2,039,829
Cominar Real Estate Investment Trust	204,514	1,247,404

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust(a)	126,024	$3,329,554
Cousins Properties, Inc.	163,862	4,943,717
Covivio	52,079	3,270,631
Crombie Real Estate Investment Trust(a)	98,495	919,886
Cromwell Property Group	2,695,016	1,373,646
CubeSmart	216,177	5,447,660
Custodian REIT PLC	431,211	470,220
CyrusOne, Inc.	125,948	8,835,252
Daiwa House REIT Investment Corp.	2,229	5,393,288
Daiwa Office Investment Corp.	308	1,703,922
Daiwa Securities Living Investments Corp.	1,690	1,412,282
Derwent London PLC	113,151	4,421,291
Dexus	1,232,617	7,317,216
DiamondRock Hospitality Co.(a)(b)	228,516	1,423,655
Digital Realty Trust, Inc.	294,029	43,954,395
Diversified Healthcare Trust	268,958	836,459
Douglas Emmett, Inc.	186,645	5,690,806
Dream Industrial Real Estate Investment Trust	121,870	891,294
Dream Office Real Estate Investment Trust	52,492	819,086
Duke Realty Corp.	413,851	14,360,630
Easterly Government Properties, Inc.	83,300	2,241,603
EastGroup Properties, Inc.	43,029	4,561,074
Empire State Realty Trust, Inc., Class A(a)	168,343	1,407,347
Empiric Student Property PLC(b)	634,661	497,456
EPR Properties	87,604	2,577,310
Equity Commonwealth	135,447	4,598,426
Equity LifeStyle Properties, Inc.	195,143	11,769,074
Equity Residential(a)	412,087	26,810,380
Essex Property Trust, Inc.	73,696	17,989,194
Eurocommercial Properties NV	55,536	618,774
Extra Space Storage, Inc.	141,432	12,479,960
Federal Realty Investment Trust	84,013	6,995,762
First Capital Real Estate Investment Trust	153,155	1,578,918
First Industrial Realty Trust, Inc.(a)	141,191	5,332,784
Fortune Real Estate Investment Trust	1,421,000	1,338,164
Four Corners Property Trust, Inc.	78,504	1,757,705
Franklin Street Properties Corp.(a)	120,884	657,609
Frasers Centrepoint Trust(a)	806,300	1,211,410
Frasers Logistics & Industrial Trust	1,867,400	1,397,608
Frontier Real Estate Investment Corp.	509	1,427,936
Fukuoka REIT Corp.	800	804,610
Gaming and Leisure Properties, Inc.	227,722	6,430,869
GCP Student Living PLC	505,723	853,452
Gecina SA	58,395	7,662,063
Getty Realty Corp.	36,736	997,750
Global Net Lease, Inc.	99,277	1,428,596
Global One Real Estate Investment Corp.	1,054	891,189

SCHEDULE OF INVESTMENTS	APRIL 30, 2020	1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
GLP J-REIT	4,083	$5,263,982
Goodman Property Trust	1,236,926	1,696,600
GPT Group	2,186,921	6,010,251
Granite Real Estate Investment Trust	60,825	2,779,173
Great Portland Estates PLC	285,826	2,434,464
H&R Real Estate Investment Trust	322,364	2,283,494
Hamborner REIT AG	77,511	698,390
Hammerson PLC(b)	903,949	800,948
Healthcare Realty Trust, Inc.	148,273	4,357,743
Healthcare Trust of America, Inc., Class A	241,974	5,959,820
Healthpeak Properties, Inc.	569,973	14,899,094
Hibernia REIT PLC	804,327	1,046,247
Highwoods Properties, Inc.	114,852	4,457,406
Host Hotels & Resorts, Inc.	800,513	9,854,315
Hudson Pacific Properties, Inc.	170,913	4,201,042
Hulic REIT, Inc.	1,331	1,485,536
ICADE	35,896	2,757,347
Ichigo Office REIT Investment Corp.	1,408	887,613
Immobiliare Grande Distribuzione SIIQ SpA	67,068	265,553
Impact Healthcare Reit PLC	270,997	316,746
Independence Realty Trust, Inc.	104,354	1,050,845
Industrial & Infrastructure Fund Investment Corp.	1,943	2,706,641
Industrial Logistics Properties Trust	69,540	1,299,703
Innovative Industrial Properties, Inc.	18,429	1,445,939
InterRent Real Estate Investment Trust	128,322	1,339,501
Intervest Offices & Warehouses NV	25,886	640,863
Intu Properties PLC(a)(b)	891,053	60,770
Invesco Office J-REIT, Inc.	9,605	1,273,629
Investors Real Estate Trust	13,537	847,822
Invincible Investment Corp.	5,508	1,409,287
Invitation Homes, Inc.	601,907	14,235,101
Irish Residential Properties REIT PLC	491,011	693,040
Japan Excellent, Inc.	1,401	1,502,680
Japan Hotel REIT Investment Corp.	5,126	1,701,341
Japan Logistics Fund, Inc.	971	2,282,564
Japan Prime Realty Investment Corp.	955	2,645,352
Japan Real Estate Investment Corp.	1,465	7,912,840
Japan Retail Fund Investment Corp.	2,956	3,222,707
JBG SMITH Properties	137,511	4,668,498
Kenedix Office Investment Corp.	427	2,109,462
Kenedix Residential Next Investment Corp.	1,007	1,589,151
Kenedix Retail REIT Corp.	590	924,903
Keppel DC REIT	1,365,191	2,263,833
Keppel REIT	2,186,900	1,633,417
Killam Apartment Real Estate Investment Trust	97,699	1,174,255
Kilroy Realty Corp.	116,960	7,281,930
Kimco Realty Corp.	464,873	5,071,764
Kite Realty Group Trust	96,323	985,384
Kiwi Property Group Ltd.	1,691,450	990,278

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Klepierre SA	215,007	$4,364,835
Land Securities Group PLC(b)	803,924	6,703,966
Lar Espana Real Estate Socimi SA	64,261	263,724
LaSalle Logiport REIT	1,539	2,154,469
Leasinvest Real Estate SCA	2,422	232,095
Lexington Realty Trust(a)	270,693	2,828,742
Life Storage, Inc.	52,226	4,574,475
Link REIT	2,238,000	19,950,070
LondonMetric Property PLC	917,117	2,240,714
LTC Properties, Inc.	43,420	1,545,752
LXI REIT PLC	615,357	819,471
Macerich Co.	149,128	1,113,986
Mack-Cali Realty Corp.(a)	96,978	1,570,074
Manulife US Real Estate Investment Trust	1,633,300	1,174,496
Mapletree Commercial Trust	2,460,947	3,388,678
Mapletree Industrial Trust	1,729,400	3,104,888
Mapletree Logistics Trust	2,870,170	3,635,722
MCUBS MidCity Investment Corp.	1,901	1,319,423
Medical Properties Trust, Inc.	577,736	9,902,395
Mercialys SA	64,172	499,406
Merlin Properties Socimi SA	373,209	3,463,421
Mid-America Apartment Communities, Inc.(a)	127,873	14,311,546
Mirvac Group	4,411,612	6,410,485
Mitsui Fudosan Logistics Park, Inc.	457	1,797,443
Monmouth Real Estate Investment Corp.	103,876	1,411,675
Montea C.V.A(b)	13,901	1,221,819
Mori Hills REIT Investment Corp.	1,742	2,228,936
Mori Trust Sogo REIT, Inc.	1,118	1,235,422
National Health Investors, Inc.	47,692	2,625,922
National Retail Properties, Inc.	192,460	6,281,894
National Storage Affiliates Trust	66,435	1,892,069
NewRiver REIT PLC(b)	303,332	255,016
Nippon Accommodations Fund, Inc.	502	2,981,483
Nippon Building Fund, Inc.	1,428	8,515,498
Nippon Prologis REIT, Inc.	2,406	6,660,516
NIPPON REIT Investment Corp.	501	1,492,266
Nomura Real Estate Master Fund, Inc.	5,058	5,752,031
Northview Apartment Real Estate Investment Trust	53,608	1,355,653
NorthWest Healthcare Properties Real Estate Investment Trust	116,347	815,796
NSI NV	19,553	787,618
Office Properties Income Trust	51,184	1,402,442
Omega Healthcare Investors, Inc.	254,060	7,405,849
Orix J-REIT, Inc.	2,966	3,545,825
Paramount Group, Inc.	219,801	2,121,080
Park Hotels & Resorts, Inc.	268,403	2,552,513
Pebblebrook Hotel Trust	147,538	1,746,850
Physicians Realty Trust	211,327	3,258,662
Picton Property Income Ltd.(b)	612,309	528,274
Piedmont Office Realty Trust, Inc., Class A	140,201	2,432,487

SCHEDULE OF INVESTMENTS	APRIL 30, 2020	2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Precinct Properties New Zealand Ltd.	1,191,398	$1,157,364
Premier Investment Corp.	1,428	1,433,984
Primary Health Properties PLC	1,353,149	2,620,867
Prologis, Inc.	826,055	73,708,888
PS Business Parks, Inc.	22,408	2,892,649
Public Storage	166,824	30,937,511
QTS Realty Trust, Inc., Class A(a)	64,427	4,028,620
RDI REIT PLC	261,942	202,070
Realty Income Corp.	367,229	20,168,217
Regency Centers Corp.	187,221	8,220,874
Regional REIT Ltd.(d)	428,450	418,220
Retail Estates NV	11,068	598,232
Retail Opportunity Investments Corp.(b)	129,663	1,258,379
Retail Properties of America, Inc., Class A	235,736	1,461,563
Rexford Industrial Realty, Inc.(a)	127,190	5,179,177
RioCan Real Estate Investment Trust	356,618	4,073,585
RLJ Lodging Trust(a)	189,294	1,758,541
RPT Realty	90,224	615,328
Ryman Hospitality Properties, Inc.	54,911	1,940,555
Sabra Health Care REIT, Inc.	225,826	2,895,089
Safestore Holdings PLC	229,022	2,071,736
Saul Centers, Inc.	12,818	418,123
Scentre Group	5,927,140	8,904,028
Schroder Real Estate Investment Trust Ltd.	562,794	260,975
Segro PLC	1,229,798	12,890,158
Sekisui House REIT, Inc.	4,506	2,752,493
Seritage Growth Properties, Class A(b)	40,352	426,924
Service Properties Trust	179,112	1,241,246
Shaftesbury PLC	251,075	1,896,267
Shopping Centres Australasia Property Group	1,082,041	1,568,412
Simon Property Group, Inc.	346,420	23,130,463
SITE Centers Corp.	172,571	1,045,780
SL Green Realty Corp.	88,837	4,712,803
SmartCentres Real Estate Investment Trust	143,477	2,197,586
Spirit Realty Capital, Inc.	111,582	3,432,262
STAG Industrial, Inc.	167,587	4,399,159
Standard Life Investment Property Income Trust Ltd.	426,390	384,614
Stockland	2,693,134	5,000,895
STORE Capital Corp.	241,115	4,839,178
Summit Hotel Properties, Inc.(b)	104,404	632,688
Summit Industrial Income REIT	115,737	863,070
Sun Communities, Inc.	101,894	13,694,554
Sunstone Hotel Investors, Inc.	251,335	2,309,769
Suntec Real Estate Investment Trust(a)	2,310,500	2,282,128
Tanger Factory Outlet Centers, Inc.(a)	104,343	784,659
Target Healthcare REIT PLC	506,319	687,973
Taubman Centers, Inc.	65,729	2,832,920
Terreno Realty Corp.	73,865	4,049,279
Tokyu REIT, Inc.	974	1,290,252

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Triple Point Social Housing REIT PLC(d)	371,876	$461,820
Tritax Big Box REIT PLC	1,925,165	2,922,046
UDR, Inc.	326,648	12,239,501
Unibail-Rodamco-Westfield	151,996	8,999,899
United Urban Investment Corp.	3,345	3,355,875
Universal Health Realty Income Trust	14,093	1,507,387
Urban Edge Properties	128,876	1,482,074
Urstadt Biddle Properties, Inc., Class A	34,526	504,425
Vastned Retail NV	20,016	369,179
Ventas, Inc.	419,466	13,569,725
VEREIT, Inc.	1,202,874	6,591,749
VICI Properties, Inc.	519,813	9,055,142
Vicinity Centres	3,531,502	3,380,826
Vornado Realty Trust	194,590	8,526,934
Warehouses De Pauw CVA	148,906	4,085,021
Washington Real Estate Investment Trust	92,124	2,148,332
Weingarten Realty Investors	136,154	2,476,641
Welltower, Inc.	462,660	23,702,072
Wereldhave Belgium NV(b)	2,305	131,735
Wereldhave NV(a)(b)	41,955	369,358
Workspace Group PLC	153,902	1,515,856
WP Carey, Inc.	192,427	12,657,848
Xenia Hotels & Resorts, Inc.(b)	128,293	1,244,442
Xior Student Housing NV	16,877	781,724

		1,146,315,670

Hotels, Restaurants & Leisure — 0.1%
Pandox AB(b)	99,561	1,054,959

Real Estate Management & Development — 19.4%
ADO Properties SA(d)	50,289	1,408,871
Aeon Mall Co. Ltd.	135,400	1,702,071
Allreal Holding AG, Registered Shares	15,846	2,943,266
Amot Investments Ltd.	150,884	847,447
Aroundtown SA	1,357,102	7,299,679
Atrium Ljungberg AB, -B Shares	50,654	701,984
Azrieli Group Ltd.	41,274	2,443,970
BMO Commercial Property Trust Ltd.(b)	557,687	534,649
CA Immobilien Anlagen AG	77,736	2,467,908
Capital & Counties Properties PLC	829,072	1,731,434
CapitaLand Ltd.	2,815,400	5,973,615
CareTrust REIT, Inc.	108,408	1,786,564
Carmila SA	39,041	501,587
Castellum AB	300,168	5,264,889
Catena AB	27,683	880,864
City Developments Ltd.(a)	528,200	2,952,504
Citycon OYJ(a)	87,611	578,688
CK Asset Holdings Ltd.	2,907,000	18,368,578
Deutsche Euroshop AG	55,467	798,824
Deutsche Wohnen SE, Bearer Shares	403,148	16,338,842
Dios Fastigheter AB	96,792	596,023
Entra ASA(d)	188,724	2,376,192
Essential Properties Realty Trust, Inc.	100,860	1,481,633

SCHEDULE OF INVESTMENTS	APRIL 30, 2020	3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Fabege AB	297,548	$3,524,728
Fastighets AB Balder, B Shares(b)	109,338	4,320,731
Grainger PLC	678,399	2,279,228
Grand City Properties SA	124,251	2,598,326
Hang Lung Properties Ltd.	2,190,000	4,684,863
Helical PLC	114,386	519,588
Hiag Immobilien Holding AG(b)	2,855	261,404
Hongkong Land Holdings Ltd.	1,307,500	5,469,461
Hufvudstaden AB, A Shares	125,242	1,604,793
Hulic Co. Ltd.	406,200	4,017,298
Hysan Development Co. Ltd.	666,000	2,221,880
Inmobiliaria Colonial Socimi SA	366,453	3,539,545
Kennedy-Wilson Holdings, Inc.	137,649	1,947,733
Klovern AB, B Shares	554,239	748,648
Kojamo OYJ	203,057	3,651,177
Kungsleden AB	215,304	1,639,637
LEG Immobilien AG	77,926	8,946,285
Mitsubishi Estate Co. Ltd.	1,294,700	20,945,824
Mitsui Fudosan Co. Ltd.	1,059,700	19,484,644
Mobimo Holding AG, Registered Shares	7,294	2,010,607
New World Development Co. Ltd.	6,189,029	7,311,988
Nomura Real Estate Holdings, Inc.	128,100	2,082,937
Nyfosa AB(b)	183,749	1,125,062
Phoenix Spree Deutschland Ltd.	83,812	281,683
PSP Swiss Property AG, Registered Shares	44,248	5,140,174
Samhallsbyggnadsbolaget i Norden AB	1,049,295	2,032,019
Sino Land Co. Ltd.	3,529,405	4,932,450
Sirius Real Estate Ltd.	1,067,088	946,699
Sumitomo Realty & Development Co. Ltd.	445,300	11,926,263
Sun Hung Kai Properties Ltd.	1,536,500	21,009,830
Swire Properties Ltd.	1,139,600	3,196,312
Swiss Prime Site AG, Registered Shares	84,693	8,063,324
TAG Immobilien AG	142,426	3,119,652
TLG Immobilien AG	13,634	240,512
Tokyo Tatemono Co. Ltd.	223,400	2,512,489
UK Commercial Property REIT Ltd.(a)	730,341	622,044
UNITE Group PLC(b)	327,805	3,619,693
UOL Group Ltd.(a)	555,000	2,669,366
Vonovia SE	612,340	30,279,502
Wallenstam AB, B Shares(b)	183,738	1,905,441
Wharf Real Estate Investment Co. Ltd.	1,099,000	4,652,585
Wihlborgs Fastigheter AB	149,590	2,134,525

		294,201,032

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Tritax EuroBox PLC(d)	504,028	$533,591

Total Long-Term Investments — 94.9% (Cost — $1,544,542,631)		1,442,105,252

Short-Term Securities — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.92%(e)(f)(g)	18,601,075	18,621,537
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.21%(f)(g)	37,314,727	37,314,727

Total Short-Term Securities — 3.7% (Cost — $55,926,265)		55,936,264

Total Investments — 98.6% (Cost — $1,600,468,896)		1,498,041,516

Other Assets Less Liabilities — 1.4%		21,269,451

Net Assets — 100.0%		$1,519,310,967

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	APRIL 30, 2020	4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Developed Real Estate Index Fund

(g)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 01/31/20	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,149,616	14,451,459	(b)	—	18,601,075	$18,621,537	$38,943	(c)	$(13,318)	$8,712
BlackRock Cash Funds: Treasury, SL Agency Shares	4,965,359	32,349,368	(b)	—	37,314,727	37,314,727	23,666		—	—

						$55,936,264	$62,609		$(13,318)	$8,712

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	102	06/11/20	$9,559	$633,421
SPI 200 Index	110	06/18/20	9,928	624,248
Dow Jones U.S. Real Estate Index	1,925	06/19/20	57,615	5,232,847

				$6,490,516

SCHEDULE OF INVESTMENTS	APRIL 30, 2020	5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments.. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$825,602,513	$320,713,157	$—	$1,146,315,670
Hotels, Restaurants & Leisure	—	1,054,959	—	1,054,959
Real Estate Management & Development	5,215,931	288,985,101	—	294,201,032
Wireless Telecommunication Services	—	533,591	—	533,591
Short-Term Securities	55,936,264	—	—	55,936,264

	$886,754,708	$611,286,808	$—	$1,498,041,516

Derivative Financial Instruments (a)
Assets:
Equity contracts	$6,490,516	$—	$—	$6,490,516

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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SCHEDULE OF INVESTMENTS	APRIL 30, 2020	6